UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ________
  This Amendment (Check only one):        [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Starwood Capital Group Management, L.L.C.
Address:   591 West Putnam Avenue
           Greenwich, CT 06830


Form 13F File Number:  028-12188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria J. D'Avanzo
Title:   Chief Compliance Officer
Phone:   203-422-7775

Signature, Place, and Date of Signing:

      /s/ Maria J. D'Avanzo         Greenwich, CT            February 13, 2008
      ---------------------         [City, State]                 [Date]
           [Signature]

Report Type (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager:

Form 13F File Number       Name

028-12189                  Starwood Real Estate Securities, LLC
---------                  ------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      2

Form 13F Information Table Value Total:      $27,736
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       NONE

                                                    FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                   VALUE      SH OR      SH/    PUT/   INVESTMENT    OTHER
   NAME OF ISSUER      TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS    SOLE  SHARED  NONE
   --------------      --------------   -----     --------    -------    ---    ----   ----------   --------    ----  ------  ----

Riviera Holdings Corp.     Com        769627100   $27,528    893,770     SH               SOLE                893,770

iStar Financial Inc.       Com        45031U101      $208      7,996     SH               SOLE                  7,996